GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

6. GOODWILL

The 2009 recapitalization, described in Note 1, was recorded as follows:

1.	The transfer of the three vessels—the Australia, the Brazil and the China—to NewLead from Grandunion was accounted for as an asset acquisition and at historical book value, since control over the vessels did not change.

2.	The acquisition of the predecessor entity was accounted for under the acquisition method of accounting and, accordingly, these assets and liabilities assumed were recorded at their fair values. The Company utilized a combination of valuation methods, such as the market approach and the income approach, in order to determine the fair values of the predecessor vessels’ time charters attached, the charter free values of the vessels and the calculation of the equity consideration. The fair value of the entity as a business was determined based on its capitalization on October 13, 2009. The excess of the purchase price over the fair value of the assets acquired and liabilities assumed resulted in a premium (goodwill) of $86,036 and was recorded in the line “Goodwill” in the Company’s consolidated balance sheet. Goodwill has been allocated to the wet and dry reporting units based on the fair values of the respective vessels, at approximately 76% and 24%, respectively.

The basis adjustments, presented in the following table, result from the Company’s assessment of the estimated fair values for each vessel (obtained by third-party valuations for which management assumes responsibility for all assumptions and judgments) compared to the carrying value. The significant factors the Company used in deriving the carrying value included: net book value of the vessels, unamortized special survey and dry-docking cost and deferred revenue. The Company believes that the resulting balance sheet reflects the fair value of the assets and liabilities at the change of control date of October 13, 2009.

The following table shows the roll forward of the balance sheet of NewLead (Predecessor) as of October 13, 2009 to NewLead (Successor) on October 13, 2009 and is being presented solely to reflect the change of control and contribution from Grandunion:

	October 13, 2009	October 13, 2009
	Predecessor	Successor
	Carrying Value A	Basis Adjustments B		Value of Assets and Liabilities Acquired C=A+B	Contributions from Grandunion (at historical basis) (5) D	Financing Activities (7) E		Post Recapitalized Carrying Values F=C+D+E
Cash and cash equivalents	$-	$-		$-	$1,139	$131,544	(8)	$132,683
Restricted cash	1,898	-		1,898	-	(1,498	)(7)	400
Trade receivables, net	3,721	-		3,721	-	-		3,721
Other receivables	584	-		584	-	-		584
Inventories	2,713	-		2,713	262	-		2,975
Prepaid expenses	1,102	-		1,102	-	-		1,102
Backlog asset	-	7,520	(2)	7,520	-	-		7,520
Total current assets	10,018	7,520		17,538	1,401	130,046		148,985
Vessels and other fixed assets, net	185,813	2,587	(1)	188,400	75,289	-		263,689
Restricted cash	-	-		-	-	10,672	(7)	10,672
Deferred charges, net	1,018	(1,018	)(3)	-	-	8,222	(8)	8,222
Goodwill		86,036		86,036				86,036
Total non-current assets	186,831	87,605		274,436	75,289	18,894		368,619
Total assets	$196,849	$95,125		$291,974	$76,690	$148,940		$517,604
Current portion of long-term debt	$(221,430)	$-		$(221,430)	$(6,240)	$193,430	(7)	$(34,240)
Accounts payable, trade	(10,146)	-		(10,146)	-	-		(10,146)
Accrued liabilities	(11,794)	-		(11,794)	(298)	-		(12,092)
Deferred income	(673)	-		(673)	(887)	-		(1,560)
Derivative financial instruments	(9,439)	-		(9,439)	(2,295)	-		(11,734)
Deferred charter revenue	(1,222)	1,222	(4)	-	-	-		-
Due to managing agent	(1,599)	-		(1,599)	-	-		(1,599)
Total current liabilities	(256,303)	1,222		(255,081)	(9,720)	193,430		(71,371)
Deferred income	-	-		-	(813)	-		(813)
Derivative financial instruments	-	-		-	-	(3,971	)(8)	(3,971)
7% Convertible senior notes, net	-	-		-	-	(44,433	)(8)	(44,433)
Long-term debt	-	-		-	(31,160)	(193,430	)(7)	(224,590)
Total non-current liabilities	-	-		-	(31,973)	(241,834)		(273,807)
Total liabilities	(256,303)	1,222		(255,081)	(41,693)	(48,404)		(345,178)
Share capital	(24)	-		(24)	(16)	-		(40)
Additional paid-in capital	(114,847)	(96,347)		(36,869)	(34,981)	(100,536)		(172,386)
Accumulated deficit	174,325 (6)	-		-	-	-		-
Total shareholders' equity	59,454	(96,347)		(36,893)	(34,997)	(100,536)		(172,426)
Total liabilities and shareholders' equity	$(196,849)	$(95,125)		$(291,974)	$(76,690)	$(148,940)		$(517,604)

(1)	Vessels and other fixed assets, net were adjusted to fair value.

(2)	Backlog asset which related to charter-out contracts were determined to have a fair value.

(3)	Deferred charges were valued at $0.

(4)	Deferred charter revenue was valued at $0.

(5)	The assets and liabilities of the three vessel owning companies brought into the Company from Grandunion were recorded at their historical cost.

(6)	Accumulated deficit was transferred to additional paid-in capital.

(7)	The Company's existing syndicate of lenders entered into the Facility Agreement, dated October 13, 2009, which resulted in the classification of the debt according to the contractual terms. As a result of the Facility Agreement, the Company complied with its covenants, described in Note 15, and on the recapitalization date, the Company's debt was reclassified between its long and short term components based on its contractual terms, while the agreement requires restricted cash of 5%.

(8)	Represents the issuance of the 7% Notes, described in Note 1, net of discounts. For more details on the 7% Notes, see the discussion in Note 16.

The reconciliation of the carrying amount of Goodwill as of December 31, 2011 and 2010 was as follows:

Goodwill

Balance at January 1, 2010	$86,036

Goodwill acquired during the year (Note 5)	14,280
Impairment loss	(18,726)
Balance at December 31, 2010	81,590

Impairment loss	(81,590)
Balance at December 31, 2011	$-

Goodwill Impairment

The Company evaluated goodwill for impairment using a two-step process. First, the aggregate fair value of the reporting unit was compared to its carrying amount, including goodwill. The Company determines the fair value based on discounted cash flow analysis. The fair value for goodwill impairment testing was estimated using the expected present value of future cash flows, and using judgments and assumptions that management believes were appropriate in the circumstances. The future cash flows from operations were determined by considering the charter revenues based on a number of factors relating to the remaining life of the vessels, including: (a) the contracted time charter rates up to the end of life of the current contract of each vessel, (b) the most recent ten-year average historical one-year time charter rates (adjusted for market conditions) and (c) the respective vessel's age, as well as considerations such as scheduled and unscheduled off-hire days based on historical experience or, if the most likely use of the vessel would result in flows only through its disposal, the fair value of the vessel at the end of the reporting period. Expenses were forecasted with reference to the historic absolute and relative levels of expenses the Company has incurred in generating revenue in each reporting unit, and operating strategies and specific forecasted operating expenses to be incurred are forecasted by applying an inflation rate of 2% considering the economies of scale due to the Company’s growth. The weighted average cost of capital (WACC) used was between 9% and 12%.

Prior to the impairment test as of December 31, 2011, goodwill allocated to the wet and dry reporting units amounted to $53,966 and $27,624, respectively. Prior to the impairment test as of December 31, 2010, goodwill allocated to the wet and dry reporting units amounted to $72,692 and $27,624, respectively. The Company’s annual impairment test as of December 31, 2011 resulted in an impairment charge of $53,966 related to the wet segment and of $27,624 related to the dry segment, which we rerecorded in “Impairment Losses” in the consolidated statement of operations. The Company also performed a goodwill impairment test at an interim date of June 30, 2011, which did not result in any impairment. The Company’s annual impairment test as of December 31, 2010 resulted in an impairment charge of $18,726 related to the wet segment, which was recorded in “Impairment Losses” in the consolidated statement of operations. The Company’s impairment testing as of December 31, 2009 did not result in any impairment charge.